Risk and Capital Management - Maximum Exposure of Loan Operations and Lease Operations Portfolio Segregated By Business Sector (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 822,590	R$ 714,104
Loan operations and lease operations percentage	100.00%	100.00%
Industry and commerce [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 190,491	R$ 163,784
Loan operations and lease operations percentage	23.10%	22.90%
Services [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 173,332	R$ 172,322
Loan operations and lease operations percentage	21.10%	24.10%
Other sectors [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 37,652	R$ 37,565
Loan operations and lease operations percentage	4.60%	5.30%
Individuals [member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 421,115	R$ 340,433
Loan operations and lease operations percentage	51.20%	47.70%